Shareholders' Equity (Details Narrative) - The Crypto Company, Inc. [Member] - USD ($)		3 Months Ended
	Mar. 09, 2017	Jun. 07, 2017
Number of common shares issued for services	125,000
Proceeds form shares issued	$ 200,000	$ 2,665,886
Number of common stock issued for investment, shares	125,000
Number of common stock issued for investment, value	$ 100,000
Common stock shares issued to fund operations		477,867
Stock based compensation		$ 580,000
Founders [Member]
Number of common shares issued for services	300,000
Stock based compensation	$ 380,000